Description of business and significant accounting policies - Advertising (Details Narrative 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Description Of Business And Significant Accounting Policies - Advertising Details Narrative 1
Advertising costs	$ 26,000	$ 5,000	$ 2,000